Equity Method Investment	6 Months Ended
Mar. 31, 2026
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment

Note 6 — Equity Method Investment

On January 26, 2026, the Company entered into a definitive Exchange Agreement (the “Exchange Agreement”) with SaverOne 2014 Ltd., an Israeli company whose American Depositary Shares are listed on The Nasdaq Stock Market (“SaverOne”). The Exchange Agreement replaced and superseded the previously disclosed non-binding Letter of Intent dated December 31, 2025.

The Exchange Agreement provides for a three-stage equity exchange and strategic collaboration providing for the Company to acquire up to approximately 51% of SaverOne’s issued and outstanding ordinary shares on a fully diluted basis, subject to milestone achievement and applicable regulatory approvals. In exchange, the Exchange Agreement provides SaverOne with the ability to acquire VisionWave common stock with an aggregate economic value of up to $7 million, subject to staged issuance, price-based adjustments, and compliance with Nasdaq listing rules.

The transaction establishes SaverOne as the core operating platform for VisionWave’s radio-frequency (RF) defense and security technologies, supported by a non-exclusive, worldwide license to certain VisionWave RF intellectual property for defense and security applications.

Staged Exchange Structure

Stage 1:

SaverOne issues VisionWave ordinary shares representing 19.99% of SaverOne’s outstanding share capital (fully diluted), in exchange for VisionWave common stock valued at approximately $2.74 million.

Stage 2:

Upon achievement of the first operational integration milestone, SaverOne issues VisionWave ordinary shares representing 19.99% of SaverOne’s outstanding share capital (fully diluted), in exchange for VisionWave common stock valued at approximately $2.74 million.

Stage 3:

Upon achievement of a commercial or defense pilot milestone, SaverOne issues VisionWave ordinary shares representing 11.02% of SaverOne’s outstanding share capital (fully diluted) resulting in VisionWave owning approximately 51% of SaverOne in exchange for VisionWave common stock valued at approximately $1.51 million.

The number of VisionWave shares of common stock issued in each stage is determined based on a five-day VWAP immediately preceding the applicable closing.

Additional Provisions

The Exchange Agreement also includes, among other things:

 ● Board representation rights for VisionWave at SaverOne

 ● Registration rights for resale of VisionWave shares of common stock

 ● Use-of-proceeds covenants tied to RF platform development

 ● Value-protection mechanisms subject to Nasdaq compliance

 ● Mutual non-competition provisions within the defined field of use

The transaction remains subject to milestone certifications, regulatory approvals, and customary closing conditions.

At the close of stage 1 of the agreement, the Company issued 365,610 shares valued at $2,723,792 to SaverOne in exchange for 148,584 shares of SaverOne. During the three months ended March 31, 2026, the Company purchased an additional 17,569 shares of SaverOne costing $49,824 for a shareholding in SaverOne of 22.20% at March 31, 2026.

SaverOne is accounted for as an equity method investment at March 31, 2026, pursuant to ASC 323. The Company determined that the value protection mechanism liability has a value of $0 at March 31, 2026 as it is assessed on a stage-by-stage basis and stage 1 did not trigger a liability. The investment in SaverOne of $2,773,616 is included in Equity method investments on the March 31, 2026 unaudited condensed consolidated balance sheet.

In addition, the Company issued the corresponding 156,686 to management at the Stage 1 Closing pursuant to Schedule 1.7 of the January 26, 2026 Agreement, including the applicable portion of the $3 million pool (39.1877%).The total fair value of the shares of $1,167,311 at issuance date was included in stock based compensation on the accompanying unaudited condensed consolidated statements of operations.